PROPERTY AND EQUIPMENT (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	$ 1,752,565	$ 1,739,397	$ 1,186,811
Less: Accumulated depreciation	(544,861)	(416,208)	(191,913)
Property and Equipment, Net	1,207,704	1,323,189	994,898
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	36,500	36,500	60,702
Small Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	32,943	32,943	32,943
Large Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	$ 1,683,122	$ 1,669,954	$ 1,093,166